UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2006

Item 1. Reports to Stockholders

Fidelity® Dividend Growth Fund

Semiannual Report January 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	13	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	17	Notes to the financial statements.
Board Approval of	23
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and partici pants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Actual	$1,000.00	$1,042.30	$3.14
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,022.13	$3.11

* Expenses are equal to the Fund’s annualized expense ratio of .61%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Cardinal Health, Inc.	7.9	6.2
American International Group, Inc.	6.0	5.6
Home Depot, Inc.	5.7	6.0
Microsoft Corp.	5.1	5.1
Wyeth	4.9	4.4
AT&T, Inc.	4.8	4.4
Wal Mart Stores, Inc.	4.1	1.0
Clear Channel Communications, Inc.	3.8	4.0
Bank of America Corp.	3.1	1.6
Johnson & Johnson	3.0	1.7
	48.4
Top Five Market Sectors as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	21.0	21.8
Health Care	19.6	16.8
Information Technology	15.8	18.0
Consumer Discretionary	12.6	12.6
Consumer Staples	9.2	7.4

5 Semiannual Report

Investments January 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 97.8%
		Shares	Value (Note 1)
			(000s)

CONSUMER DISCRETIONARY – 12.6%
Automobiles – 0.0%
Harley Davidson, Inc.		212,100	$11,354
Hotels, Restaurants & Leisure 0.6%
Carnival Corp. unit		728,700	37,718
McDonald’s Corp.		1,340,700	46,938
Royal Caribbean Cruises Ltd.		376,500	15,399
			100,055
Media – 5.8%
Clear Channel Communications, Inc.		21,360,940	625,235
Clear Channel Outdoor Holding, Inc. Class A (e)		2,005,300	40,006
E.W. Scripps Co. Class A		446,900	21,603
Live Nation, Inc. (a)		2,670,117	47,395
News Corp. Class A		6,761,500	106,561
Omnicom Group, Inc.		1,403,300	114,776
			955,576
Specialty Retail – 6.2%
Home Depot, Inc.		23,271,100	943,643
TJX Companies, Inc.		3,243,000	82,794
			1,026,437

TOTAL CONSUMER DISCRETIONARY			2,093,422

CONSUMER STAPLES 9.2%
Food & Staples Retailing – 6.7%
CVS Corp.		13,033,400	361,807
Safeway, Inc.		3,006,800	70,479
Wal-Mart Stores, Inc.		14,807,600	682,778
			1,115,064
Household Products – 0.3%
Colgate-Palmolive Co.		864,100	47,430
Personal Products 0.7%
Alberto-Culver Co.		2,165,845	95,947
Avon Products, Inc.		662,000	18,748
			114,695
Tobacco 1.5%
Altria Group, Inc.		3,347,500	242,158

TOTAL CONSUMER STAPLES			1,519,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY 5.2%
Energy Equipment & Services – 3.8%
Diamond Offshore Drilling, Inc.	2,103,400	$178,516
ENSCO International, Inc.	1,838,794	93,999
GlobalSantaFe Corp.	3,224,679	196,867
Transocean, Inc. (a)	2,001,300	162,405
		631,787
Oil, Gas & Consumable Fuels – 1.4%
ConocoPhillips	855,800	55,370
Exxon Mobil Corp.	2,649,100	166,231
		221,601

TOTAL ENERGY		853,388

FINANCIALS – 21.0%
Capital Markets 2.4%
Goldman Sachs Group, Inc.	770,300	108,805
Merrill Lynch & Co., Inc.	3,082,800	231,426
Morgan Stanley	478,400	29,398
Nuveen Investments, Inc. Class A	572,000	25,952
		395,581
Commercial Banks – 4.3%
Bank of America Corp.	11,565,503	511,542
Synovus Financial Corp.	939,700	26,001
Wachovia Corp.	2,942,053	161,313
Wells Fargo & Co.	87,100	5,432
		704,288
Consumer Finance – 0.1%
Capital One Financial Corp. (d)	284,600	23,707
Diversified Financial Services – 1.4%
Citigroup, Inc.	5,124,539	238,701
Insurance – 11.6%
ACE Ltd.	2,536,500	138,873
AFLAC, Inc.	89,100	4,183
AMBAC Financial Group, Inc.	1,401,200	107,626
American International Group, Inc.	15,167,600	992,871
Hartford Financial Services Group, Inc.	3,846,620	316,308
MBIA, Inc.	1,422,900	87,594
MetLife, Inc.	2,190,000	109,850
Swiss Reinsurance Co. (Reg.)	587,929	43,718

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Insurance – continued
The Chubb Corp.	1,105,700	$104,323
Transatlantic Holdings, Inc.	195,500	12,385
		1,917,731
Thrifts & Mortgage Finance – 1.2%
Fannie Mae	3,131,734	181,453
MGIC Investment Corp.	249,700	16,483
		197,936

TOTAL FINANCIALS		3,477,944

HEALTH CARE – 19.6%
Biotechnology – 0.2%
Amgen, Inc. (a)	501,100	36,525
Health Care Providers & Services – 8.5%
Cardinal Health, Inc.	18,126,470	1,305,828
UnitedHealth Group, Inc.	1,801,600	107,051
		1,412,879
Pharmaceuticals – 10.9%
Johnson & Johnson	8,636,500	496,944
Pfizer, Inc.	19,176,400	492,450
Wyeth	17,408,560	805,146
		1,794,540

TOTAL HEALTH CARE		3,243,944

INDUSTRIALS – 6.8%
Aerospace & Defense – 1.2%
Honeywell International, Inc.	3,781,000	145,266
Lockheed Martin Corp.	818,800	55,392
		200,658
Industrial Conglomerates – 4.7%
3M Co.	3,015,500	219,378
General Electric Co.	15,160,900	496,519
Tyco International Ltd.	2,226,900	58,011
		773,908
Machinery – 0.8%
Ingersoll-Rand Co. Ltd. Class A	3,263,200	128,146

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Marine – 0.0%
Alexander & Baldwin, Inc.	74,616	$3,923
Road & Rail 0.1%
Burlington Northern Santa Fe Corp.	139,800	11,201

TOTAL INDUSTRIALS		1,117,836

INFORMATION TECHNOLOGY – 15.8%
Communications Equipment – 2.8%
Cisco Systems, Inc. (a)	18,594,400	345,298
Comverse Technology, Inc. (a)	936,731	25,657
Motorola, Inc.	448,700	10,190
Nokia Corp. sponsored ADR	4,814,900	88,498
		469,643
Computers & Peripherals – 2.6%
Dell, Inc. (a)	6,374,900	186,848
EMC Corp. (a)	2,971,500	39,818
International Business Machines Corp.	2,541,200	206,600
		433,266
Electronic Equipment & Instruments – 0.2%
Flextronics International Ltd. (a)	2,426,800	25,384
Jabil Circuit, Inc. (a)	329,300	13,304
		38,688
IT Services – 0.2%
First Data Corp.	706,800	31,877
Semiconductors & Semiconductor Equipment – 2.4%
Analog Devices, Inc.	537,300	21,368
Applied Materials, Inc.	6,470,300	123,259
Intel Corp.	5,273,200	112,161
KLA Tencor Corp.	665,500	34,593
Lam Research Corp. (a)	1,034,000	48,009
Linear Technology Corp.	215,400	8,015
Novellus Systems, Inc. (a)	722,700	20,489
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,277,925	24,602
Xilinx, Inc.	145,500	4,097
		396,593
Software 7.6%
BEA Systems, Inc. (a)	5,128,200	53,179
Microsoft Corp.	29,873,887	840,950

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Software – continued
Oracle Corp. (a)	8,994,500	$113,061
Symantec Corp. (a)	13,100,437	240,786
		1,247,976

TOTAL INFORMATION TECHNOLOGY		2,618,043

MATERIALS 0.2%
Chemicals – 0.2%
Praxair, Inc.	649,500	34,216
TELECOMMUNICATION SERVICES – 7.4%
Diversified Telecommunication Services – 7.1%
AT&T, Inc.	30,320,091	786,806
BellSouth Corp.	5,787,100	166,495
Qwest Communications International, Inc. (a)	19,487,900	117,317
Verizon Communications, Inc.	3,116,750	98,676
		1,169,294
Wireless Telecommunication Services – 0.3%
Sprint Nextel Corp.	2,245,786	51,406

TOTAL TELECOMMUNICATION SERVICES		1,220,700

TOTAL COMMON STOCKS
(Cost $14,049,172)		16,178,840

Convertible Bonds 0.4%
	Principal
	Amount (000s)

TELECOMMUNICATION SERVICES – 0.4%
Diversified Telecommunication Services – 0.4%
Qwest Communications International, Inc. 3.5%
11/15/25	$49,860	60,600
TOTAL CONVERTIBLE BONDS
(Cost $49,860)		60,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Money Market Funds 1.8%
	Shares	Value (Note 1)
		(000s)
Fidelity Cash Central Fund, 4.46% (b)	298,142,931	$298,143
Fidelity Securities Lending Cash Central Fund,
4.48% (b)(c)	8,944,000	8,944
TOTAL MONEY MARKET FUNDS
(Cost $307,087)		307,087
TOTAL INVESTMENT PORTFOLIO 100.0%
(Cost $14,406,119)		16,546,527

NET OTHER ASSETS – 0.0%		(6,577)
NET ASSETS 100%		$16,539,950

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral received from securities on loan. (d) Security or a portion of the security is on loan at period end. (e) Affiliated company

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Income received
(Amounts in
Fund	thousands)
Fidelity Cash Central Fund	$7,019
Fidelity Securities Lending Cash Central Fund	8
Total	$7,027

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,
Affiliate	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period
Clear Channel Outdoor
Holding, Inc. Class A	$—	$36,797	$—	$—	$40,006

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $8,663) See accompanying schedule:
Unaffiliated issuers (cost $14,062,235)	$16,199,434
Affiliated Central Funds (cost $307,087)	307,087
Other affiliated issuers (cost $36,797)	40,006
Total Investments (cost $14,406,119)		$16,546,527
Cash		26
Receivable for investments sold		128,799
Receivable for fund shares sold		12,195
Dividends receivable		15,399
Interest receivable		1,454
Prepaid expenses		77
Other affiliated receivables		52
Other receivables		853
Total assets		16,705,382

Liabilities
Payable for investments purchased	$114,625
Payable for fund shares redeemed	33,333
Accrued management fee	5,047
Other affiliated payables	3,417
Other payables and accrued expenses	66
Collateral on securities loaned, at value	8,944
Total liabilities		165,432

Net Assets		$16,539,950
Net Assets consist of:
Paid in capital		$14,513,851
Undistributed net investment income		12,582
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(126,891)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		2,140,408
Net Assets, for 563,445 shares outstanding		$16,539,950
Net Asset Value, offering price and redemption price per
share ($16,539,950 ÷ 563,445 shares)		$29.36

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$136,933
Interest		485
Income from affiliated Central Funds		7,027
Total income		144,445

Expenses
Management fee
Basic fee	$47,272
Performance adjustment	(16,947)
Transfer agent fees	18,850
Accounting and security lending fees	754
Independent trustees’ compensation	36
Appreciation in deferred trustee compensation account	8
Custodian fees and expenses	130
Registration fees	43
Audit	68
Legal	68
Miscellaneous	84
Total expenses before reductions	50,366
Expense reductions	(1,946)	48,420

Net investment income (loss)		96,025
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	136,965
Foreign currency transactions	81
Total net realized gain (loss)		137,046
Change in net unrealized appreciation (depreciation) on:
Investment securities		434,364
Net gain (loss)		571,410
Net increase (decrease) in net assets resulting from
operations		$667,435

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$96,025	$299,381
Net realized gain (loss)	137,046	255,956
Change in net unrealized appreciation (depreciation) .	434,364	1,193,521
Net increase (decrease) in net assets resulting
from operations	667,435	1,748,858
Distributions to shareholders from net investment income .	(179,291)	(269,023)
Distributions to shareholders from net realized gain	(217,913)	—
Total distributions	(397,204)	(269,023)
Share transactions
Proceeds from sales of shares	1,091,955	3,009,735
Reinvestment of distributions	386,764	260,163
Cost of shares redeemed	(2,607,592)	(5,738,004)
Net increase (decrease) in net assets resulting from
share transactions	(1,128,873)	(2,468,106)
Total increase (decrease) in net assets	(858,642)	(988,271)

Net Assets
Beginning of period	17,398,592	18,386,863
End of period (including undistributed net investment
income of $12,582 and undistributed net investment
income of $111,008, respectively)	$16,539,950	$17,398,592

Other Information
Shares
Sold	38,068	109,723
Issued in reinvestment of distributions	13,484	9,419
Redeemed	(91,121)	(207,836)
Net increase (decrease)	(39,569)	(88,694)

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Highlights
	Six months ended	Years ended July 31,
	January 31, 2006
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 28.85	$ 26.58	$ 24.76	$ 22.20	$ 29.75	$ 30.90
Income from Investment
Operations
Net investment income
(loss)D	17	.45E	.20	.22	.24G	.16
Net realized and un
realized gain (loss) .	1.03	2.21	1.84	2.56	(7.31)G	1.27
Total from investment
operations	1.20	2.66	2.04	2.78	(7.07)	1.43
Distributions from net
investment income	(.31)	(.39)	(.22)	(.22)	(.15)	(.18)
Distributions from net
realized gain	(.38)	—	—	—	(.33)	(2.40)
Total distributions	(.69)	(.39)	(.22)	(.22)	(.48)	(2.58)
Net asset value, end of
period	$ 29.36	$ 28.85	$ 26.58	$ 24.76	$ 22.20	$ 29.75
Total ReturnB,C	4.23%	10.08%	8.27%	12.63%	(24.04)%	4.58%
Ratios to Average Net AssetsF
Expenses before
reductions	61%A	.68%	.90%	1.05%	.98%	.97%
Expenses net of fee
waivers, if any	61%A	.68%	.90%	1.05%	.98%	.97%
Expenses net of all
reductions	58%A	.66%	.89%	1.02%	.95%	.94%
Net investment income
(loss)	1.16%A	1.64%E	.75%	.94%	.90%G	.54%
Supplemental Data
Net assets, end of pe-
riod (in millions)	$16,540	$17,399	$18,387	$15,737	$12,648	$14,463
Portfolio turnover rate	33%A	26%	37%	51%	81%	88%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.06% .
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
G Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortiz ing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Notes to Financial Statements

For the period ended January 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Dividend Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair

17 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued
Security Valuation continued

value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

18

1. Significant Accounting Policies continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, foreign currency transac tions, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$2,840,913
Unrealized depreciation	(783,142)
Net unrealized appreciation (depreciation)	$2,057,771
Cost for federal income tax purposes	$14,488,756

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The

19 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

2. Operating Policies continued

Repurchase Agreements continued

fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $2,689,812 and $4,065,187, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of .20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .37% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting rec ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

20

4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $39 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $8.

21 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,604 for the period. In addition, through arrangements with the fund’s transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s transfer agent expenses by $342.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

22

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Dividend Growth Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

23 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

24

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

25 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Semiannual Report 26

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

27 Semiannual Report

27

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report 28

29 Semiannual Report

Semiannual Report

30

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Management & Research
(U.K.) Inc.
Fidelity International Investment
Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.,
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

DGF USAN-0306 1.789283.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund: Fidelity Dividend Growth Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund: Fidelity Dividend Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 17, 2006